EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. EQUIPMENT

		Accumulated	Net book
	Cost $	amortization $	value $

2011
Furniture and fixtures	35,419	27,889	7,530
Computer equipment	97,773	87,167	10,606
Leasehold improvement	26,642	26,642	-
Vehicle	36,387	18,004	18,383
	196,221	159,702	36,519
2010
Furniture and fixtures	35,830	25,613	10,217
Computer equipment	98,309	84,049	14,260
Leasehold improvement	25,674	25,674	-
Vehicle	35,066	9,022	26,044
	194,879	144,358	50,521